Deferred Credits	12 Months Ended
Aug. 31, 2020
Deferred Credits [Abstract]
Deferred Credits
16. DEFERRED CREDITS

	2020	2019
	$	$
IRU prepayments	387	400
Equipment revenue	17	23
Deposit on future fibre sale	2	2
	406	425

Amortization of deferred credits for 2020 amounted to $29 (2019 - $34) and was recorded in the accounts as described below.

IRU agreements are in place for periods ranging from 21 to 60 years and are being amortized to income over the agreement periods. Amortization in respect of the IRU agreements for 2020 amounted to $13 (2019 - $13) and was recorded as other amortization. Amortization of equipment revenue for 2020 amounted to $16 (2019 - $21).